LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE
2021	€ 4,532
2022	504
2023	228
2024	200
2025 and thereafter	210
Total	€ 5,675	€ 1,420